Annual Fund Operating Expenses - Global X Funds	Dec. 12, 2025
Global X Zero Coupon Bond 2030 ETF | Global X Zero Coupon Bond 2030 ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.07%
Global X Zero Coupon Bond 2031 ETF | Global X Zero Coupon Bond 2031 ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.07%
Global X Zero Coupon Bond 2032 ETF | Global X Zero Coupon Bond 2032 ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.07%
Global X Zero Coupon Bond 2033 ETF | Global X Zero Coupon Bond 2033 ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	0.07%
Global X Zero Coupon Bond 2034 ETF | Global X Zero Coupon Bond 2034 ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[5]
Expenses (as a percentage of Assets)	0.07%
Global X Zero Coupon Bond 2035 ETF | Global X Zero Coupon Bond 2035 ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[6]
Expenses (as a percentage of Assets)	0.07%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	Other Expenses are based on estimated amounts for the current fiscal year.
[4]	Other Expenses are based on estimated amounts for the current fiscal year.
[5]	Other Expenses are based on estimated amounts for the current fiscal year.
[6]	Other Expenses are based on estimated amounts for the current fiscal year.